Dec. 20, 2022

December 20, 2022

Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),

each dated January 28, 2022, as supplemented

Effective immediately, the last paragraph under the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and page 2 of the Prospectus is replaced with the following:

The Fund is rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

The following risk disclosure is also added on page 3 of the Summary Prospectus and pages 3 and 7 of the Prospectus:

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

In addition, the address for Gotham Asset Management, LLC, the investment sub-adviser (the “Sub-Adviser”) to the Gotham Enhanced 500 ETF, is as follows:

825 Third Avenue, Suite 1750

New York, NY 10022

References to the Sub-Adviser’s address within the Prospectus and SAI are hereby replaced with the above.

Please retain this Supplement for future reference.

Gotham Enhanced 500 ETF

Effective immediately, the last paragraph under the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and page 2 of the Prospectus is replaced with the following:

The Fund is rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

The following risk disclosure is also added on page 3 of the Summary Prospectus and pages 3 and 7 of the Prospectus:

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.